CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Assets including amounts of the consolidated assets backed financing entities ("ABFE") (Note 2):
Cash and cash equivalents	$ 295,069	¥ 2,028,748	¥ 1,857,175
Restricted cash	14,859	102,163	1,805,693
Accounts receivable	1,277	8,782	21,368
Contract assets, net (net of allowance of nil and RMB 534,248 as of December 31, 2017 and 2018, respectively)	275,098	1,891,438
Contract cost	20,357	139,965
Prepaid expenses and other assets	106,073	729,296	1,068,990
Loans at fair value	156,366	1,075,097	791,681
Amounts due from related parties	17,666	121,464	117,222
Held-to-maturity investments	45,908	315,641	9,944
Available-for-sale investments	121,077	832,465	963,253
Property, equipment and software, net	13,065	89,831	82,249
Deferred tax assets	26,781	184,136	801,089
Total assets	1,093,596	7,519,026	7,518,664
Liabilities including amounts of the variable interest entities ("VIEs") and consolidated assets backed financing entities ("ABFE") without recourse to the Company (Note 2):
Accounts payable	4,414	30,349	33,841
Amounts due to related parties	33,548	230,656	76,544
Liabilities from quality assurance program and guarantee	1,447	9,950	2,793,948
Deferred revenue	40,117	275,825	222,906
Payable to investors at fair value	1,119	7,693	113,445
Accrued expenses and other liabilities	158,296	1,088,372	1,296,650
Refund liability	36,705	252,367
Deferred tax liabilities	73,144	502,903	11,277
Total liabilities	348,790	2,398,115	4,548,611
Commitments and Contingencies (Note 16)
Equity:
Ordinary shares (US$0.0001 par value; 500,000,000 shares authorized; 121,343,424 and 123,132,842 shares issued as of December 31, 2017 and 2018, respectively; 121,343,424 and 123,128,842 shares outstanding as of December 31, 2017 and 2018, respectively)	11	77	76
Treasury stock (nil and 4,000 shares as of December 31, 2017 and 2018, respectively)	(37)	(254)
Additional paid-in capital	188,200	1,293,968	1,123,854
Accumulated other comprehensive income	2,384	16,390	11,067
Retained earnings	554,248	3,810,730	1,835,056
Total equity	744,806	5,120,911	2,970,053
Total liabilities and equity	$ 1,093,596	¥ 7,519,026	¥ 7,518,664